Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense
8. Income Taxes

Income tax expense for each of the periods presented is as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
The components of earnings before income taxes are as follows:
U.S.	$464	$355	$390
Non-U.S.	544	793	651
	$1,008	$1,148	$1,041

Significant components of the provision for income taxes are as follows:
Current
Non-U.S.	169	97	108
U.S. State and Local	2	1	2
Total current	171	98	110

Deferred
U.S. Federal	(98)	(157)	8
Non-U.S.	(97)	19	48
U.S. State and Local	(9)	(7)	-
Total deferred	(204)	(145)	56
Income tax expense	$(33)	$(47)	$166

The reconciliation of income taxes calculated at the U.S. federal statutory income tax rate of 35% to income tax expense is:
Income taxes at U.S. statutory rate	$353	$399	$364
U.S. state and local income taxes net of U.S. federal tax benefit	(7)	-	-
Difference in income tax on foreign earnings, losses and remittances	(206)	(77)	(36)
Tax holidays and incentives	(38)	(33)	(23)
Valuation allowance	(63)	(326)	(144)
Foreign and other tax credits	(82)	-	-
Nondeductible expenses	12	9	6
Other	(2)	(19)	(1)
	$(33)	$(47)	$166

Deferred Tax Assets and Liabilities
	As of December 31,
	2012	2011

	(Dollars in millions)
Deferred tax assets:
Pensions and postretirement benefits other than pensions	$337	$86
Inventory	45	40
Reserves and accruals	269	272
Net operating loss and credit carryforwards	565	592
Fixed assets and intangibles	55	47
Other	52	84
Total deferred tax assets	1,323	1,121
Valuation allowance for deferred tax assets	(250)	(273)
Net deferred tax assets	1,073	848

Deferred tax liabilities:
Pensions and postretirement benefits other than pensions	(180)	(287)
Fixed assets and intangibles	(207)	(190)
Undistributed earnings of foreign subsidiaries	(131)	(142)
Deferred gain	(66)	(69)
Other	(72)	(72)
Total deferred tax liabilities	(656)	(760)
Net deferred taxes	$417	$88

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
	2012	2011	2010

	(Dollars in millions)
Balance, January 1,	$148	$172	$166
Additions based on tax positions related to the current year	12	6	16
Additions for tax positions of prior years	40	19	28
Reductions for tax positions of prior years	(23)	(38)	(22)
Reductions for settlements	(17)	(8)	(3)
Reductions due to lapse in statute of limitations	(3)	(2)	(5)
Change attributable to foreign currency translation	3	(1)	(8)
Balance, December 31,	$160	$148	$172